Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 17, 2016
Document Effective Date	Oct. 01, 2016
Prospectus Date	Oct. 01, 2016
Gotham Neutral 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GONFX
Gotham Defensive Long Fund | Institutional Class
Prospectus:
Trading Symbol	GDLIX
Gotham Defensive Long 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GDLFX